Share-Based Payments (Schedule Of Unrecognized Compensation Cost And Weighted-Average Remaining Life) (Details) (USD $) In Thousands, unless otherwise specified	6 Months Ended
Jun. 30, 2013
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unrecognized Share-Based Payments Expense	$ 28,849
Stock Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unrecognized Share-Based Payments Expense	2,115
Weighted-Average Remaining Life	2 years 7 months 6 days
Restricted Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unrecognized Share-Based Payments Expense	24,586
Weighted-Average Remaining Life	2 years 8 months 12 days
Content Arrangements [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unrecognized Share-Based Payments Expense	$ 2,148
Weighted-Average Remaining Life	1 year 3 months 18 days